Kathleen M. Macpeak

1.202.373.6149

kathleen.macpeak@morganlewis.com

VIA EDGAR

August 28, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen AMT-Free Municipal Value Fund (File Nos. 333-223524 and 811-22253): Filing on Form N-2

Dear Sir or Madam:

On behalf of our client, Nuveen AMT-Free Municipal Value Fund (the “Fund”), we are filing Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. This filing is being made for the purpose of responding to comments received from the staff to the Fund’s filing made on March 8, 2018 to i) register additional Common Shares of the Fund; ii) update financial information; and iii) make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions regarding this filing, please contact me at 202.373.6149.

Very truly yours,

/s/ Kathleen M. Macpeak
Kathleen M. Macpeak

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001